Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Operating Results and Reconciliation of Segment Profit to Loss from Operations

Operating results for each segment and a reconciliation of segment profit (loss) to loss from operations are as follows:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(In thousands)
				(Unaudited)
Product revenue:
Instruments	$6,472	$7,112	$8,786	$6,262	$7,226
Consumables	5,034	9,997	13,036	9,325	12,380
Service revenue	224	691	1,151	893	1,148

Total life sciences segment	11,730	17,800	22,973	16,480	20,754
Diagnostics segment
Instruments	—	—	—	—	488
Consumables	—	—	—	—	41

Total diagnostics segment	—	—	—	—	529

Total revenue	11,730	17,800	22,973	16,480	21,283

Selling, general and administrative expenses:
Life sciences segment	4,806	5,304	7,175	5,174	7,869
Diagnostics segment	—	—	2,378	1,486	3,993

Life sciences segment profit	6,924	12,496	15,798	11,306	12,885
Diagnostic segment loss	—	—	(2,378)	(1,486)	(3,464)

Total segment profit	6,924	12,496	13,420	9,820	9,421

Adjustments:
Cost of revenue	(9,128)	(9,777)	(12,361)	(9,076)	(10,188)
Research and development expenses	(7,547)	(8,990)	(11,635)	(8,253)	(10,469)
Unallocated selling, general and administrative expenses	(3,221)	(4,225)	(5,933)	(3,928)	(8,960)

Loss from operations	$(12,972)	$(10,496)	$(16,509)	$(11,437)	$(20,196)

Classification of Revenue by Geography

The following table is based on the geographic location of distributors or end users who purchased products and services. For sales to distributors, their geographic location may be different from the geographic locations of the ultimate end user. Revenue by geography was as follows:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(In thousands)
				(Unaudited)
North America	$10,643	$14,044	$15,906	$11,809	$15,028
Europe & Middle East	909	2,918	4,167	2,863	3,702
Asia Pacific	178	838	2,900	1,808	2,553

Total revenue	$11,730	$17,800	$22,973	$16,480	$21,283